Debentures, Bank Loans and Credit (Details Textual) ₪ / shares in Units, ₪ in Millions, $ in Millions		1 Months Ended								12 Months Ended
	Mar. 03, 2014	Oct. 31, 2017 ILS (₪) ₪ / shares	Sep. 18, 2016 USD ($)	May 26, 2016 USD ($)	Apr. 01, 2016 ILS (₪)	Aug. 10, 2014 USD ($)	Feb. 19, 2014	Sep. 28, 2010	Sep. 21, 2010 ILS (₪)	Dec. 31, 2017 ILS (₪) ₪ / shares		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 ILS (₪) ₪ / shares	Jan. 16, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Jan. 20, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 22, 2014 ILS (₪)	Aug. 01, 2013 ILS (₪)	Jan. 31, 2012 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued										₪ 8,748			₪ 9,157
Description of debentures										For Debentures (Series 9-10) and for loans from financial institutions in the amount of NIS 1 billion, grounds were included for the immediate repayment of the loans in the event of a change in control, following which the current controlling shareholders in Bezeq will cease to be controlling shareholders, with the exception of: (1) transfer of control to a transferee that received approval for control in Bezeq in accordance with the provisions of the Telecommunications Law and/or the Telecommunications Order; or (2) transfer of control in which the transferee holds control together with the current controlling shareholders in Bezeq, provided that the holding rate of the current controlling shareholders in Bezeq in the shares of Bezeq does not fall below 50.01% of the total shares of Bezeq held by the controlling shareholders together; or (3) a change in control to be approved by a meeting of the debenture holders/lenders.		For Debentures (Series 9-10) and for loans from financial institutions in the amount of NIS 1 billion, grounds were included for the immediate repayment of the loans in the event of a change in control, following which the current controlling shareholders in Bezeq will cease to be controlling shareholders, with the exception of: (1) transfer of control to a transferee that received approval for control in Bezeq in accordance with the provisions of the Telecommunications Law and/or the Telecommunications Order; or (2) transfer of control in which the transferee holds control together with the current controlling shareholders in Bezeq, provided that the holding rate of the current controlling shareholders in Bezeq in the shares of Bezeq does not fall below 50.01% of the total shares of Bezeq held by the controlling shareholders together; or (3) a change in control to be approved by a meeting of the debenture holders/lenders.
Senior secured notes description							B Communications issued $800 of 7⅜ Senior Secured Notes.
Description of purchase price range				B Communications (SP4) LP, had invited holders of the Notes to submit tenders to purchase their Notes for cash within a purchase price range of $1.00 to $1.07 per $1.00 nominal amount of the Notes.
Repurchase of notes				$ 18.6									33	₪ 33
Equity shareholder without non controlling interest										₪ 177	[1]		₪ 194		$ 51.0
Equity post distribution										₪ 800
Repayment of dividend										75.00%		75.00%
Equity, description										The restrictions set forth in this subsection shall not apply with respect to the balance of B Communications' profits/surpluses which are distributable in accordance with the provisions of the Companies Law, B Communications' financial statements as of June 30, 2016 (i.e. a total of NIS 416 which shall be excluded from the distribution restrictions under this subsection (f); for the avoidance of doubt, the restrictions provided in subsections (a) through (e) shall apply with respect to such distribution).		The restrictions set forth in this subsection shall not apply with respect to the balance of B Communications' profits/surpluses which are distributable in accordance with the provisions of the Companies Law, B Communications' financial statements as of June 30, 2016 (i.e. a total of NIS 416 which shall be excluded from the distribution restrictions under this subsection (f); for the avoidance of doubt, the restrictions provided in subsections (a) through (e) shall apply with respect to such distribution).
Amount of debentures and banks loans										₪ 3,300
Loan amount										2,000
Average fixed interest rate													4.30%
Board of Directors [Member]
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued | $																			$ 50.0
Consideration paid (received) | $						$ 50.0
Increased program additional | $																			$ 50.0
Purchase notes, par value | $																		$ 65.0		$ 65.0
Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from financial institutions										₪ 1,700
Series D Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding par value | ₪ / shares										₪ 757
Description of debentures
(i) 10% of the principal amount on September 15, 2018 and 2019; (ii) 30% of the principal amount on September 15, 2020 and 2021; and (iii) the final 20% of the principal amount on September 15, 2022. Series D Debentures bear annual interest of 6% payable on March 15 and September 15 of each of the years 2014-2022, other than the first interest payment which was made on September 15, 2014. Both principal and interest are linked to the Israeli CPI as of January 2014.

Par value of debenture										₪ 350
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Additional debentures of private placement																						₪ 180	₪ 126
Par value of debenture										₪ 452
Issuance amount									₪ 400
Private placement par value					₪ 148
Aggregate consideration amount					₪ 162
Interest at fixed annual rate description										The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019).		The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019).
Series C Debentures One [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount																					₪ 1
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding par value | ₪ / shares		₪ 205								₪ 41
Description of debentures		Company's outstanding Series C Debentures, reflecting an exchange ratio of 1:1.11 (NIS 1.11 principal amount of Series D Debentures for NIS 1 principal amount of Series C Debentures).
The principal of the Series C Debentures will be payable in four equal instalments payable on November 30 of each of the years 2020 through 2023 and one instalment payable on November 30, 2024. Each of the first four instalments will be equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment will equal to 70% of such principal amount. The annual coupon of the Series C Debentures is 3.6% and will be denominated in NIS. The interest on the outstanding principal of the Series C Debentures is payable in semi-annual payments on May 31 and November 30 of each year.
The Series C Debentures are payable in four equal annual installments on March 10 of each of the years 2016 through 2019 and pay interest at a fixed annual rate of 4.45% which is payable semi-annually on March 10 and September 10 of each of the years 2011 through 2019 (the first interest payment was made on March 10, 2011, and the last interest payment is payable on March 10, 2019). The Series C Debentures are NIS denominated and are linked to the Israeli CPI.
Principal amount		₪ 1
Private placement par value		₪ 227															₪ 118
Debentures par value			$ 1,900.0							₪ 2,000
Description of transactions with related party
B Communications undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the “Undertaken Shares”) without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, “Negative Lien Undertaking”).

B Communications undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the “Undertaken Shares”) without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, “Negative Lien Undertaking”).

Financial debt amount (principal)										₪ 400
Additional debt amount										₪ 2,300
Percentage of issued and paid-up capital										0.25%		0.25%
Equity shareholder without non controlling interest										₪ 650
Telecommunication [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from financial institutions										₪ 1,700
Series 6 [Member]
Disclosure of detailed information about financial instruments [line items]
Par value per share | ₪ / shares										₪ 125.75
DBS Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued										₪ 435
Par value per share | ₪ / shares										₪ 125						₪ 17.40
Debentures balance																₪ 20
Recognized financing expenses										₪ 13
Debentures amounted immaterial amount										15
DBS Debentures [Member] | Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Notes and debentures issued										₪ 419
Par value per share | ₪ / shares										₪ 436.31
Series 10 [Member] | Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Par value per share | ₪ / shares										₪ 481.68
Series 9 and 10 [Member] | Bezeq [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from financial institutions										₪ 1,000
January 23, 2018 [Member] | Private placement [Member]
Disclosure of detailed information about financial instruments [line items]
Consideration paid (received) | $												$ 249.0
Debenture Private Placement | $															$ 240.0

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.